Note 29 - Cash Flow Information	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]
29
        Cash flow information

Non-cash items and information presented separately on the cash flow statement:

	2018	2017	2016

Operating profit	21,421	20,618	18,978
Adjustments for:
Loss on sale of Property, plant and equipment	—	2	44
Impairment of Property, plant and equipment	208	12	20
Foreign exchange (gains)/losses	(243)	121	(105)
Cash-settled share-based payment expense	228	897	788
Cash-settled share-based payment expense included in operating cost	43	311	—
Equity-settled share-based payment expense	14	835	—
Site restoration	30	36	32
Depreciation	4,071	3,763	3,491
Allowance for obsolete stock	15	32	862
Provision for impairment – royalty rebate (note 11)	—	181	—
Net cash used for assets and liabilities held for sale	(2)	—	—
Cash generated by operations before working capital changes	25,785	26,808	24,110
Inventories	(277)	(1,975)	(1,990)
Prepayments	(62)	82	(99)
Trade and other receivables	(1,916)	(1,437)	555
Trade and other payables	(2,411)	5,407	3,095
Cash flows from operating activities	21,119	28,885	25,671